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February 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Tax-Exempt Money Market Series, Inc.
                  RiverSource Tax-Exempt Money Market Fund
           Post-Effective Amendment No. 44
           File Nos. 2-66868/811-3003
           Accession Number: 0000950137-08-002830

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 44 (Amendment). This Amendment was filed electronically on February 27, 2008.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
--------------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.